Contract liabilities	12 Months Ended
Dec. 31, 2019
Contract liabilities [abstract]
Contract liabilities
25	Contract liabilities

	As at 31 December
	2018	2019
	RMB’000	RMB’000
Contract liabilities	446,702	655,117

The contract liabilities of the Group are advance for goods from customers. Revenue amounted to RMB 446,702 thousands has been recognized in the current year relates to carried – forward contract liabilities (2018: RMB 465,706 thousands).